Segment Information - Schedule of Operating Loss (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
(Loss) income from operations	$ (3,911)	$ (3,658)	$ (10,260)	$ (8,529)	$ (13,233)	$ (2,185)
(Loss) income before income taxes	(5,000)	229	(15,136)	(7,206)	(13,775)	(6,276)
Total depreciation and amortization	70	67	215	205	275	253
Amortization of intangible assets	500	500	1,465	1,465	1,954	1,954
Amortization of deferred financing cost and debt discount			3,123	558	1,092	615
Operating | Sell-side advertising
Segment Reporting Information [Line Items]
(Loss) income from operations	(1,105)	(873)	(2,800)	536	(579)	4,874
Total depreciation and amortization	100	100	100	100
Amortization of intangible assets	0	0	0	0
Amortization of deferred financing cost and debt discount	0	0	0	0
Operating | Buy-side advertising
Segment Reporting Information [Line Items]
(Loss) income from operations	1,066	1,349	3,773	3,490	4,001	7,792
Total depreciation and amortization	100	100	100	100
Amortization of intangible assets	500	500	1,500	1,500
Amortization of deferred financing cost and debt discount	0	0	0	0
Corporate
Segment Reporting Information [Line Items]
(Loss) income from operations	(39)	476	973	4,026	(16,655)	(14,851)
Corporate other expense	$ (4,961)	$ (247)	$ (16,109)	$ (11,232)	$ (542)	$ (4,091)